Prudential Short-Term Corporate Bond Fund, Inc.
656 Broad Street
17th Floor
Newark, New Jersey 07102
January 3, 2018
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Prudential Short-Term Corporate Bond Fund, Inc.
Registration numbers 33-22363 and 811-05594
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 27, 2017.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.
Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary